Concentrations of credit risk	12 Months Ended
Mar. 31, 2021
Risks And Uncertainties [Abstract]
Concentrations of credit risk

26. Concentrations of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, accounts receivables and derivative instruments. The Company mitigates the risk of credit losses from financing instruments, other than accounts receivables, by selecting counter parties that are well known Indian or international banks.

The following customers account for more than 10% of the Company’s accounts receivable and sale of power as of and for the year ended March 31, 2020 and 2021:

	March 31, 2020		March 31, 2021
	% of Sale	% of Accounts	% of Sale	% of Accounts
Customer Name	of Power	Receivable	of Power	Receivable *
Solar Energy Corporation of India	19.48%	11.70%	21.47%	13.17%
Punjab State Power Corporation Limited	15.25%	12.25%	13.46%	11.60%
NTPC Vidyut Vyapar Nigam Limited	20.70%	10.66%	20.36%	10.54%
Hubli Electricity Supply Company Limited	5.82%	13.98%	5.08%	9.45%
Chamundeshwari Electricity Supply Company	4.37%	13.08%	3.62%	14.41%
Andhra Pradesh Power Coordination Committee	4.01%	12.80%	3.53%	18.32%
Gujarat Urja Vikas Nigam Limited	11.48%	3.54%	11.17%	3.16%

* Includes receivables for Rooftop entities